Finance debt	12 Months Ended
Dec. 31, 2022
Finance Debt
Finance debt

31.	Finance debt
31.1.	Balance by type of finance debt

In Brazil	12.31.2022	12.31.2021
Banking market	1,285	1,237
Capital market	2,896	2,504
Development banks (*)	723	769
Others	4	7
Total	4,908	4,517
Abroad
Banking market	8,387	8,525
Capital market	14,061	19,527
Export credit agency	2,443	2,951
Others	155	180
Total	25,046	31,183
Total finance debt	29,954	35,700
Current	3,576	3,641
Non-current	26,378	32,059
(*) It includes BNDES, FINAME and FINEP

Current finance debt is composed of:

	12.31.2022	12.31.2021
Short-term debt	−	108
Current portion of long-term debt	3,111	3,063
Accrued interest on short and long-term debt	465	470
Total	3,576	3,641

The capital market balance is mainly composed of US$ 13,442 in global notes issued abroad by the wholly owned subsidiary PGF, as well as US$ 1,874 in debentures and US$ 880 in commercial notes issued by Petrobras in reais in Brazil.

The balance in global notes has maturities between 2024 to 2115 and does not require collateral. Such financing was carried out in dollars, euros and pounds, 87%, 2% and 11%, of the total global notes, respectively.

The debentures and the commercial notes, with maturities between 2024 and 2037, do not require collateral and are not convertible into shares or equity interests.

31.2.	Changes in finance debt
	In Brazil	Abroad	Total
Balance at December 31, 2021	4,517	31,183	35,700
Proceeds from finance debt	853	2,027	2,880
Repayment of principal (*)	(1,013)	(8,183)	(9,196)
Repayment of interest (*)	(292)	(1,554)	(1,846)
Accrued interest (**)	396	1,867	2,263
Foreign exchange/ inflation indexation charges	120	(580)	(460)
Translation adjustment	326	287	613
Balance at December 31, 2022	4,907	25,047	29,954

	In Brazil	Abroad	Total
Balance at December 31, 2020	8,854	45,035	53,889
Proceeds from finance debt	-	1,754	1,754
Repayment of principal (*)	(4,213)	(14,894)	(19,107)
Repayment of interest (*)	(245)	(1,613)	(1,858)
Accrued interest (**)	241	1,970	2,211
Foreign exchange/ inflation indexation charges	173	82	255
Translation adjustment	(228)	(200)	(428)
Balance at December 31, 2021	4,582	32,134	36,716
(*) It includes pre-payments.
(**) It includes premium and discount over notional amounts, as well as gains and losses by modifications in contractual cash flows.

In 2022, the Company repaid several finance debts, in the amount of US$ 11,184 notably US$ 5,444 to repurchase global bonds previously issued by the Company in the international capital market.

In the same period, the Company raised funds in the amount of US$ 2,880, mainly reflecting: (i) US$ 1,244 through a Sustainability-Linked Loan, in the international banking market, maturing in 2027; (ii) US$ 572 through the issuance of commercial notes in the Brazilian capital market due in 2030 and 2032; and (iii) US$ 280 through the issuance of private placement commercial notes that backed the issuance of certificates of real estate receivables, maturing in 2030, 2032 and 2037. The certificates of real estate receivables were issued by a securitization that fully subscribed the Commercial Notes issued by Petrobras.

The loan linked to sustainability commitments was signed with Bank of China, MUFG and The Bank of Nova Scotia, with a value of US$ 1,244 and maturity in July 2027. The contract includes incentive mechanisms for achieving sustainability commitments, based on the corporate performance indicators of E&P's greenhouse gas (GHG) intensity, refining GHG intensity and E&P methane intensity.

31.3.	Reconciliation with cash flows from financing activities
			2022			2021
	Proceeds from finance debt	Repayment of principal	Repayment of interest	Proceeds from finance debt	Repayment of principal	Repayment of interest
Changes in finance debt	2,880	(9,196)	(1,846)	1,754	(19,107)	(1,858)
Repurchase of debt securities	−	(121)	−	−	−	−
Deposits linked to finance debt (*)	−	(17)	(4)	−	−	−
Net cash used in financing activities	2,880	(9,334)	(1,850)	1,754	(19,107)	(1,858)
(*) Deposits linked to finance debt with China Development Bank, with semiannual settlements in June and December.

31.4.	Summarized information on current and non-current finance debt

Maturity in	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	5 years onwards	Total (*)	Fair Value

Financing in U.S.Dollars (US$):	2,879	3,240	2,569	1,528	2,465	10,006	22,687	22,721
Floating rate debt (**)	2,588	2,681	1,934	1,143	1,739	652	10,737
Fixed rate debt	291	559	635	385	726	9,354	11,950
Average interest rate p.a.	6.8%	6.5%	6.1%	6.3%	5.9%	6.6%	6.6%
Financing in Brazilian Reais (R$):	622	690	221	440	427	2,507	4,907	4,907
Floating rate debt (***)	324	280	138	138	333	1,060	2,273
Fixed rate debt	298	410	83	302	94	1,447	2,634
Average interest rate p.a.	6.7%	6.9%	6.5%	6.2%	6.4%	6.6%	6.6%
Financing in Euro (€):	37	13	289	−	−	583	922	897
Fixed rate debt	37	13	289	−	−	583	922
Average interest rate p.a.	4.7%	4.7%	4.7%	-	-	4.7%	4.7%
Financing in Pound Sterling (£):	38	−	−	555	−	845	1,438	1,328
Fixed rate debt	38	−	−	555	−	845	1,438
Average interest rate p.a.	6.2%	0.0%	0.0%	6.2%	0.0%	6.5%	6.3%
Total as of December 31, 2022	3,576	3,943	3,079	2,523	2,892	13,941	29,954	29,853
Average interest rate	6.7%	6.5%	6.1%	6.2%	6.0%	6.6%	6.5%
Total as of December 31, 2021	3,641	2,973	3,988	3,449	2,832	18,817	35,700	37,891
Average interest rate	5.2%	5.3%	5.5%	5.6%	5.9%	6.5%	6.2%
(*)The average maturity of outstanding debt as of December 31, 2022 is 12.07 years (13.39 years as of December 31, 2021).
(**) Operations with variable index + fixed spread.
(***) Operations with variable index + fixed spread, if applicable.

The fair value of the Company's finance debt is mainly determined and categorized into a fair value hierarchy as follows:

Level 1- quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 13,061 of December 31, 2022 (US$ 20,770 of December 31, 2021); and

Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also Petrobras’ credit risk, amounting to US$ 16,792 as of December 31, 2022 (US$ 17,121 as of December 31, 2021).

Regarding the Interest Rate Benchmark Reform (IBOR Reform), in order to prepare for the transition to alternative reference rates, the Company continues to monitor the pronouncements of regulatory authorities, aimed at adapting its financial instruments to the new benchmark, and the Company expects that the replacement of the LIBOR reference in the current financing agreements will be carried out under market conditions and, therefore, expects that there will be no material impacts when this process is completed.

The Company has debts indexed to Libor (London Interbank Offered Rate), corresponding to 30.8% of total finance debt.

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 34.3.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2023	2024	2025	2026	2027	2028 and thereafter	12.31.2022	12.31.2021
Principal	3,106	4,061	3,173	2,665	2,657	16,041	31,703	36,557
Interest	1,928	1,748	1,441	1,282	1,068	17,348	24,815	30,557
Total	5,034	5,809	4,614	3,947	3,725	33,389	56,518	67,114

A maturity schedule of the lease arrangements (nominal amounts) is set out in note 32.

31.5.	Lines of credit

						12.31.2022
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	Syndicate of banks	12/16/2021	11/16/2026	5,000	−	5,000
PGT BV (*)	Syndicate of banks	3/27/2019	2/27/2024	3,250	−	3,250
Total				8,250	−	8,250

In Brazil
Petrobras	Banco do Brasil	3/23/2018	9/26/2026	383	−	383
Petrobras	Banco do Brasil	10/4/2018	9/5/2025	383	−	383
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	63	−	63
Total				829	−	829
(*) In April 2021, the subsidiary PGT BV extended part of the Revolving Credit Facility. As such, US$ 2,050 will be available for withdrawal from February 28, 2024 until February 27, 2026.

31.6.	Covenants and Collateral
31.6.1.	Covenants

The Company has covenants that were not in default at December 31, 2022 in its loan agreements and notes issued in the capital markets requiring, among other obligations i) the presentation of interim financial statements within 90 days of the end of each quarter (not reviewed by Independent Registered Public Accounting Firm) and audited financial statements within 120 days of the end of each fiscal year, with a grace period ranging from 30 to 60 days, depending on the agreement; ii) Negative Pledge / Permitted Liens clause; and iii) covenants with respect to debt level in some of its loan agreements with the Brazilian Development Bank (Banco Nacional de Desenvolvimento Econômico e Social - BNDES).

Additionally, there are other non-financial obligations that the Company has to comply with: i) clauses of compliance with the laws, rules and regulations applicable to the conduct of its business including (but not limited to) environmental laws; (ii) clauses in financing agreements that require both the borrower and the guarantor to conduct their business in compliance with anti-corruption laws and anti-money laundering laws and to institute and maintain policies necessary for such compliance; and (iii) clauses in financing agreements that restrict relations with entities or even countries sanctioned primarily by the United States (including, but not limited to, the Office of Foreign Assets Control - OFAC, Department of State and Department of Commerce), the European Union and United Nations.

31.6.2.	Collateral

Most of the Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized. Such contracts represent 16% of the total financing, notably a Financing agreement with China Development Bank (CDB).

The loans obtained by structured entities are collateralized based on the projects’ assets, as well as liens on receivables of the structured entities. Bonds issued by the Company in the capital market are unsecured.

The global notes issued by the Company in the capital market through its wholly-owned subsidiary Petrobras Global Finance B.V. – PGF are unsecured. However, Petrobras fully, unconditionally and irrevocably guarantees these notes.

Accounting policy for loans and finance debt

Loans and finance debt are initially recognized at fair value less transaction costs that are directly attributable to its issue and subsequently measured at amortized cost using the effective interest method.

When the contractual cash flows of a financial liability measured at amortized cost are renegotiated or modified and this change is not substantial, its gross carrying amount will reflect the discounted present value of its cash flows under new terms using the original effective interest rate. The difference between the book value immediately prior to such modification and the new gross carrying amount is recognized as gain or loss in the statement of income. When such modification is substantial, the original liability is extinguished and a new liability is recognized, impacting the statement of income for the period.